Acquisitions and disposals (Details 2) - ARS ($) $ in Millions		Sep. 30, 2019	Jun. 30, 2018
Gav-Yam [Member]
Disclosure of detailed information about business combination [line items]
Cash received		$ 14,261
Remediation of the fair value of the remaining interest		32,165
Total		46,426
Net assets disposed including goodwill		(28,128)
Gain from the sale of a subsidiary, net of taxes	[1]	$ 18,298
Shufersal [Member]
Disclosure of detailed information about business combination [line items]
Cash received			$ 14,275
Remediation of the fair value of the remaining interest			29,271
Total			43,546
Net assets disposed including goodwill			(18,902)
Gain from the sale of a subsidiary, net of taxes	[2]		$ 24,644

[1]	Said results are disclosed within discontinued operations, under the caption "other operating results, net"
[2]	Includes Ps. 5,856 as a result of the sale and Ps. 18,789 as a result of the re-measurement at the fair value of the new stake, both included in discontinued operations.